Supplemental Geographical Information Based on Location of the Company and Its Subsidiaries (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Disclosure [Line Items]
Net sales and other operating revenue	¥ 3,097,246	¥ 3,020,889	¥ 2,890,221	¥ 2,834,095	¥ 2,744,960	¥ 2,425,792	¥ 2,271,286	¥ 2,435,909	¥ 2,405,062	¥ 1,942,545	¥ 1,885,892	¥ 1,714,596	¥ 11,842,451	¥ 9,877,947	¥ 7,948,095
Cost of sales, SG&A and R&D expenses													11,092,170	9,333,137	7,716,731
Operating income (loss)	165,293	228,574	171,451	184,963	135,989	131,941	100,867	176,013	111,976	44,298	52,511	22,579	750,281	544,810	231,364
Assets	15,622,031				13,635,357				11,787,599				15,622,031	13,635,357	11,787,599
Long-lived assets	5,198,069				4,350,818				3,534,908				5,198,069	4,350,818	3,534,908
Japan
Segment Reporting Disclosure [Line Items]
Net sales and other operating revenue													2,216,735	1,925,333	1,774,573
Long-lived assets	1,280,071				1,167,236				1,048,402				1,280,071	1,167,236	1,048,402
North America
Segment Reporting Disclosure [Line Items]
Net sales and other operating revenue													5,595,981	4,612,361	3,500,245
Europe
Segment Reporting Disclosure [Line Items]
Net sales and other operating revenue													676,502	536,856	519,329
Asia
Segment Reporting Disclosure [Line Items]
Net sales and other operating revenue													2,340,100	1,926,434	1,276,621
Other Regions
Segment Reporting Disclosure [Line Items]
Net sales and other operating revenue													1,013,133	876,963	877,327
Transfers between geographic areas
Segment Reporting Disclosure [Line Items]
Net sales and other operating revenue													(2,947,519)	(2,716,891)	(2,094,015)
Transfers between geographic areas | Japan
Segment Reporting Disclosure [Line Items]
Net sales and other operating revenue													(1,975,544)	(1,968,179)	(1,588,379)
Transfers between geographic areas | North America
Segment Reporting Disclosure [Line Items]
Net sales and other operating revenue													(374,018)	(244,741)	(214,511)
Transfers between geographic areas | Europe
Segment Reporting Disclosure [Line Items]
Net sales and other operating revenue													(98,766)	(105,254)	(61,463)
Transfers between geographic areas | Asia
Segment Reporting Disclosure [Line Items]
Net sales and other operating revenue													(486,823)	(379,213)	(213,857)
Transfers between geographic areas | Other Regions
Segment Reporting Disclosure [Line Items]
Net sales and other operating revenue													(12,368)	(19,504)	(15,805)
Reportable Geographical Components
Segment Reporting Disclosure [Line Items]
Net sales and other operating revenue													14,789,970	12,594,838	10,042,110
Cost of sales, SG&A and R&D expenses													14,039,295	12,024,580	9,806,934
Operating income (loss)													750,675	570,258	235,176
Assets	15,741,647				13,767,638				11,697,691				15,741,647	13,767,638	11,697,691
Long-lived assets	5,198,069				4,350,818				3,534,908				5,198,069	4,350,818	3,534,908
Reportable Geographical Components | Japan
Segment Reporting Disclosure [Line Items]
Net sales and other operating revenue													4,192,279	3,893,512	3,362,952
Cost of sales, SG&A and R&D expenses													3,978,185	3,715,084	3,472,786
Operating income (loss)													214,094	178,428	(109,834)
Assets	3,442,746				3,264,383				3,112,901				3,442,746	3,264,383	3,112,901
Long-lived assets	1,280,071				1,167,236				1,048,402				1,280,071	1,167,236	1,048,402
Reportable Geographical Components | North America
Segment Reporting Disclosure [Line Items]
Net sales and other operating revenue													5,969,999	4,857,102	3,714,756
Cost of sales, SG&A and R&D expenses													5,679,094	4,648,184	3,491,463
Operating income (loss)													290,905	208,918	223,293
Assets	8,825,278				7,645,540				6,333,851				8,825,278	7,645,540	6,333,851
Long-lived assets	3,025,095				2,481,097				1,970,631				3,025,095	2,481,097	1,970,631
Reportable Geographical Components | Europe
Segment Reporting Disclosure [Line Items]
Net sales and other operating revenue													775,268	642,110	580,792
Cost of sales, SG&A and R&D expenses													792,393	641,650	592,901
Operating income (loss)													(17,125)	460	(12,109)
Assets	709,469				673,667				568,790				709,469	673,667	568,790
Long-lived assets	133,061				124,088				111,354				133,061	124,088	111,354
Reportable Geographical Components | Asia
Segment Reporting Disclosure [Line Items]
Net sales and other operating revenue													2,826,923	2,305,647	1,490,478
Cost of sales, SG&A and R&D expenses													2,609,023	2,158,889	1,413,608
Operating income (loss)													217,900	146,758	76,870
Assets	1,996,929				1,523,192				1,070,331				1,996,929	1,523,192	1,070,331
Long-lived assets	588,413				434,827				274,182				588,413	434,827	274,182
Reportable Geographical Components | Other Regions
Segment Reporting Disclosure [Line Items]
Net sales and other operating revenue													1,025,501	896,467	893,132
Cost of sales, SG&A and R&D expenses													980,600	860,773	836,176
Operating income (loss)													44,901	35,694	56,956
Assets	767,225				660,856				611,818				767,225	660,856	611,818
Long-lived assets	171,429				143,570				130,339				171,429	143,570	130,339
Reconciling Items
Segment Reporting Disclosure [Line Items]
Cost of sales, SG&A and R&D expenses													(2,947,125)	(2,691,443)	(2,090,203)
Operating income (loss)													(394)	(25,448)	(3,812)
Assets	¥ (119,616)				¥ (132,281)				¥ 89,908				¥ (119,616)	¥ (132,281)	¥ 89,908